Shareholder Report, Holdings (Details) - Philotimo Focused Growth and Income Fund	Sep. 30, 2024
Compass, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.14%
The RealReal, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.23%
EZCorp, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.24%
Barnes & Noble Education, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.15%
Caesars Entertainment, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.54%
Duff & Phelps Utility and Infrastructure Fund, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%
Nationwide Financial Services 5/15/2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%
Immersion Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
eGain Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%
Inspired Entertainment, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
CONSUMER DISCRETIONARY [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.63%
DIVERSIFIED [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
FINANCIALS [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.89%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%
INFORMATION TECHNOLOGY [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.74%
Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
MONEY MARKET FUND [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%